iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
April 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .8%
Axon Enterprise, Inc.
(a)
..................... 50,053 $ 15,699,624
General Dynamics Corp. .................... 129,281 37,115,282
General Electric Co. ....................... 1,365,136 220,906,308
Howmet Aerospace, Inc. .................... 261,379 17,447,048
TransDigm Group, Inc. ..................... 54,572 68,107,493
359,275,755
a
Banks  —  0 .2%
First Citizens BancShares, Inc. , Class A .......... 12,133 20,465,459
a
Biotechnology  —  3 .2%
Amgen, Inc. ............................ 552,982 151,483,889
Neurocrine Biosciences, Inc.
(a)
................ 30,125 4,143,393
Regeneron Pharmaceuticals, Inc.
(a)
............. 75,627 67,357,944
Vertex Pharmaceuticals, Inc.
(a)
................ 207,241 81,406,337
304,391,563
a
Broadline Retail  —  5 .1%
Amazon.com, Inc.
(a)
....................... 2,541,149 444,701,075
MercadoLibre, Inc.
(a) (b)
...................... 29,959 43,701,193
488,402,268
a
Building Products  —  1 .2%
Builders FirstSource, Inc.
(a)
.................. 135,648 24,799,167
Lennox International, Inc. ................... 43,183 20,011,866
Owens Corning .......................... 73,721 12,400,609
Trane Technologies PLC .................... 174,558 55,394,236
112,605,878
a
Capital Markets  —  1 .5%
Ares Management Corp. , Class A .............. 138,304 18,406,879
Cboe Global Markets, Inc. ................... 120,001 21,738,181
Coinbase Global, Inc. , Class A
(a)
............... 197,339 40,243,342
KKR & Co., Inc. .......................... 514,387 47,873,998
Tradeweb Markets, Inc. , Class A ............... 150,509 15,308,271
143,570,671
a
Commercial Services & Supplies  —  1 .9%
Cintas Corp. ............................ 73,977 48,702,018
Copart, Inc.
(a) (b)
.......................... 961,283 52,207,280
Republic Services, Inc. ..................... 141,775 27,178,268
Waste Management, Inc. .................... 238,664 49,646,885
177,734,451
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 330,385 84,763,576
Juniper Networks, Inc. ..................... 110,160 3,835,771
88,599,347
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 51,628 30,309,250
a
Consumer Staples Distribution & Retail  —  3 .0%
Costco Wholesale Corp. .................... 394,633 285,280,196
a
Electric Utilities  —  0 .9%
Constellation Energy Corp. .................. 451,919 84,029,819
NRG Energy, Inc. ......................... 78,526 5,706,484
89,736,303
a
Electrical Equipment  —  2 .8%
Eaton Corp. PLC ......................... 494,293 157,313,690
GE Vernova LLC
(a)
........................ 341,285 52,458,917
Hubbell, Inc. ............................ 10,805 4,003,469
Security Shares Value
a
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ................. 576,621 $ 53,625,753
267,401,829
a
Electronic Equipment, Instruments & Components  —  1 .0%
Amphenol Corp. , Class A ................... 334,714 40,423,410
CDW Corp. ............................. 115,352 27,899,035
Jabil, Inc.
(b)
............................. 221,040 25,941,254
94,263,699
a
Entertainment  —  2 .4%
Netflix, Inc.
(a)
............................ 414,602 228,296,445
a
Financial Services  —  1 .1%
Apollo Global Management, Inc. ............... 400,032 43,355,468
Corpay, Inc.
(a) (b)
.......................... 15,064 4,551,437
Fiserv, Inc.
(a)
............................ 378,621 57,804,068
105,710,973
a
Ground Transportation  —  1 .4%
Uber Technologies, Inc.
(a) (b)
.................. 2,051,122 135,927,855
a
Health Care Equipment & Supplies  —  2 .8%
Boston Scientific Corp.
(a)
.................... 1,287,164 92,508,477
Intuitive Surgical, Inc.
(a)
..................... 251,766 93,309,515
Stryker Corp. ........................... 241,009 81,099,528
266,917,520
a
Health Care Providers & Services  —  1 .3%
Cardinal Health, Inc. ....................... 195,740 20,169,050
Cencora, Inc. ........................... 138,831 33,187,550
McKesson Corp. ......................... 135,042 72,545,913
125,902,513
a
Hotels, Restaurants & Leisure  —  3 .5%
Booking Holdings, Inc. ..................... 31,936 110,244,030
Chipotle Mexican Grill, Inc.
(a)
................. 19,276 60,904,450
DoorDash, Inc. , Class A
(a)
................... 317,243 41,006,830
DraftKings, Inc. , Class A
(a)
................... 384,521 15,980,693
Hilton Worldwide Holdings, Inc. ............... 160,520 31,667,386
Marriott International, Inc. , Class A ............. 154,900 36,576,537
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 247,842 34,606,178
330,986,104
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 213,626 30,439,569
Lennar Corp. , Class A ...................... 167,325 25,369,816
NVR, Inc.
(a)
............................. 1,956 14,550,391
PulteGroup, Inc. ......................... 264,503 29,470,924
99,830,700
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Vistra Corp. ............................ 411,104 31,178,127
a
Insurance  —  2 .6%
Allstate Corp. (The) ....................... 187,952 31,963,117
Assurant, Inc. ........................... 45,587 7,950,373
Brown & Brown, Inc. ....................... 48,877 3,985,431
Erie Indemnity Co. , Class A , NVS .............. 22,119 8,464,057
Fidelity National Financial, Inc. ................ 32,717 1,619,492
Hartford Financial Services Group, Inc. (The) ...... 98,169 9,511,594
Loews Corp. ............................ 157,702 11,851,305
Progressive Corp. (The) .................... 651,913 135,760,882
Travelers Companies, Inc. (The) ............... 126,605 26,860,517
W R Berkley Corp. ........................ 77,658 5,977,336
243,944,104
a

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Interactive Media & Services  —  5 .0%
Meta Platforms, Inc. , Class A ................. 1,121,950 $ 482,629,231
a
IT Services  —  3 .3%
Accenture PLC , Class A .................... 422,021 126,990,339
Akamai Technologies, Inc.
(a) (b)
................. 148,699 15,008,190
Gartner, Inc.
(a)
........................... 43,616 17,995,526
GoDaddy, Inc. , Class A
(a)
.................... 36,292 4,441,415
International Business Machines Corp. .......... 894,190 148,614,378
313,049,848
a
Machinery  —  1 .5%
Ingersoll Rand, Inc. ....................... 292,594 27,304,872
PACCAR, Inc. ........................... 473,084 50,198,943
Parker-Hannifin Corp. ...................... 114,607 62,450,501
139,954,316
a
Media  —  0 .1%
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
132,903 3,197,646
News Corp. , Class A , NVS .................. 338,540 8,057,252
11,254,898
a
Oil, Gas & Consumable Fuels  —  1 .2%
Marathon Petroleum Corp. .................. 395,468 71,864,445
Phillips 66 .............................. 300,055 42,970,876
114,835,321
a
Pharmaceuticals  —  5 .5%
Eli Lilly & Co. ........................... 678,861 530,258,327
a
Professional Services  —  0 .4%
Booz Allen Hamilton Holding Corp. , Class A ....... 119,635 17,666,501
Broadridge Financial Solutions, Inc. ............ 102,308 19,787,390
37,453,891
a
Semiconductors & Semiconductor Equipment  —  19 .6%
Advanced Micro Devices, Inc.
(a)
............... 1,865,793 295,504,295
Broadcom, Inc. .......................... 426,362 554,385,718
Intel Corp. ............................. 3,723,860 113,466,014
KLA Corp. .............................. 136,878 94,348,637
Lam Research Corp. ...................... 114,310 102,240,007
Micron Technology, Inc. ..................... 675,065 76,255,343
NVIDIA Corp. ........................... 731,166 631,742,047
1,867,942,061
a
Software  —  17 .5%
Adobe, Inc.
(a)
............................ 453,430 209,861,007
AppLovin Corp. , Class A
(a) (b)
.................. 66,115 4,665,736
Atlassian Corp. , Class A
(a)
................... 64,398 11,095,775
Cadence Design Systems, Inc.
(a) (b)
............. 300,043 82,700,852
Crowdstrike Holdings, Inc. , Class A
(a)
............ 320,069 93,632,985
Dropbox, Inc. , Class A
(a) (b)
................... 260,755 6,039,086
Fair Isaac Corp.
(a)
......................... 28,788 32,626,304
Intuit, Inc. .............................. 221,404 138,514,770
Manhattan Associates, Inc.
(a)
................. 69,911 14,405,861
Microsoft Corp. .......................... 1,065,690 414,905,088
Palo Alto Networks, Inc.
(a)
................... 354,887 103,233,079
PTC, Inc.
(a)
............................. 91,106 16,165,849
Salesforce, Inc. .......................... 860,464 231,413,188
Samsara, Inc. , Class A
(a) (b)
................... 114,800 4,009,964
ServiceNow, Inc.
(a)
........................ 203,625 141,179,321
Synopsys, Inc.
(a)
......................... 190,873 101,275,305
UiPath, Inc. , Class A
(a)
..................... 163,877 3,108,747
Workday, Inc. , Class A
(a) (b)
................... 180,100 44,075,873
Zscaler, Inc.
(a)
........................... 90,538 15,657,642
1,668,566,432
a
Security Shares Value
a
Specialty Retail  —  0 .0%
Williams-Sonoma, Inc. ..................... 17,804 $ 5,105,831
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Dell Technologies, Inc. , Class C ............... 410,933 51,218,689
Seagate Technology Holdings PLC ............. 177,255 15,227,977
Super Micro Computer, Inc.
(a) (b)
................ 80,152 68,834,538
Western Digital Corp.
(a) (b)
.................... 75,276 5,331,799
140,613,003
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 33,191 27,165,838
Lululemon Athletica, Inc.
(a)
................... 64,515 23,264,109
50,429,947
a
Trading Companies & Distributors  —  1 .4%
Fastenal Co. ............................ 454,345 30,868,200
Ferguson PLC ........................... 181,318 38,058,648
United Rentals, Inc. ....................... 55,175 36,856,348
WW Grainger, Inc. ........................ 34,128 31,443,833
137,227,029
a
Total Long-Term Investments — 99.7%
(Cost: $ 7,865,931,249 ) ............................... 9,530,051,145
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 118,803,017 118,838,657
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 21,423,547 21,423,547
a
Total Short-Term Securities — 1.5%
(Cost: $ 140,262,217 ) ................................ 140,262,204
Total Investments — 101.2%
(Cost: $ 8,006,193,466 ) ............................... 9,670,313,349
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (117,451,646)
Net Assets — 100.0% ................................. $ 9,552,861,703
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 91,379,648  $ 27,445,040
(a)
$ —  $ 11,186  $ 2,783  $ 118,838,657  118,803,017  $ 114,767
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 27,659,226  —  (6,235,679)
(a)
—  —  21,423,547  21,423,547  845,077  —
$ 11,186  $ 2,783
$ 140,262,204
$ 959,844  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 80 06/21/24 $ 20,268 $ (544,343)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Momentum Factor ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,530,051,145  $ —  $ —  $ 9,530,051,145
Short-Term Securities
Money Market Funds ...................................... 140,262,204  —  —  140,262,204
$ 9,670,313,349  $ —  $ —  $ 9,670,313,349
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (544,343) $ —  $ —  $ (544,343)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)